LIABILITIES AND DEBT - Promissory Note Payable (Details)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2021 USD ($) shares	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	May 31, 2021 USD ($)
Debt Instrument [Line Items]
Aggregate principal amount		$ 72,269		$ 72,269
Gross proceeds received				2,626,050	$ 1,701,044
Debt discount cost		263,958		263,958
Promissory note payable, current		655,000		655,000		$ 4,500,000
Harper & Jones LLC
Debt Instrument [Line Items]
Aggregate principal amount		$ 299,489		$ 299,489			$ 75,000
Interest rate of loans		12.00%		12.00%			7.76%
Promissory note payable
Debt Instrument [Line Items]
Aggregate principal amount	$ 1,000,000	$ 3,500,000		$ 3,500,000			$ 1,000,000
Gross proceeds received	$ 810,000
Warrants issued | shares	120,482
Debt discount cost		73,958		73,958
Promissory note payable, current		655,000		$ 655,000
Promissory note payable | Common Stock
Debt Instrument [Line Items]
Stock issued during period | shares	20,000
Promissory note payable | Secondary Public Offering [Member]
Debt Instrument [Line Items]
Percentage of outstanding principal				10
Promissory note payable | Secondary Public Offering [Member] | Maximum
Debt Instrument [Line Items]
Aggregate principal amount		4,000,000		$ 4,000,000
Promissory note payable | Secondary Public Offering [Member] | Minimum
Debt Instrument [Line Items]
Aggregate principal amount		$ 2,000,000		$ 2,000,000
Promissory note payable | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Interest rate of loans		12.00%		12.00%		12.00%
Interest expense		$ 105,000	$ 135,000	$ 389,000	$ 337,500	$ 472,500
Promissory note payable | Notes Payable to Banks [Member] | Bailey
Debt Instrument [Line Items]
Aggregate principal amount		$ 4,500,000		$ 4,500,000		$ 4,500,000